LEASES - Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finance lease obligations
Within 1 year	¥ 577,933	¥ 502,261
After 1 year but within 2 years	600,348	399,200
After 2 years but within 3 years	620,461	399,843
After 3 years but within 4 years	650,855	414,126
After 4 years but within 5 years	681,090	429,902
After 5 years	7,792,794	5,905,408
Total undiscounted lease payments	10,923,481	8,050,740
Less: total future interest	(4,343,379)	(3,387,232)
Present value of lease obligations	6,580,102	4,663,508
Other financing obligations
Within 1 year	225,350	32,232
After 1 year but within 2 years	354,625	37,462
After 2 years but within 3 years	356,204	72,845
After 3 years but within 4 years	377,930	69,248
After 4 years but within 5 years	361,073	65,688
After 5 years	723,755	163,480
Total undiscounted lease payments	2,398,937	440,955
Less: total future interest	(578,822)	(121,742)
Less: estimated construction costs	(47,924)	(9,127)
Present value of lease obligations	1,772,191	310,086
Total of finance lease and other financing obligations
Within 1 year	803,283	534,493
After 1 year but within 2 years	954,973	436,662
After 2 years but within 3 years	976,665	472,688
After 3 years but within 4 years	1,028,785	483,374
After 4 years but within 5 years	1,042,163	495,590
After 5 years	8,516,549	6,068,888
Total undiscounted lease payments	13,322,418	8,491,695
Less: total future interest	(4,922,201)	(3,508,974)
Less: estimated construction costs	(47,924)	(9,127)
Present value of total of finance lease and other financing obligations	8,352,293	4,973,594
Finance lease and other financing obligations, current	254,412	222,473
Finance lease and other financing obligations, non-current	8,097,881	4,751,121
Operating lease obligations
Within 1 year	180,447	97,993
After 1 year but within 2 years	190,243	72,046
After 2 years but within 3 years	149,300	64,151
After 3 years but within 4 years	151,545	64,086
After 4 years but within 5 years	151,063	64,547
After 5 years	1,839,384	880,855
Total undiscounted lease payments	2,661,982	1,243,678
Less: total future interest	(1,032,829)	(478,541)
Operating lease liabilities	1,629,153	765,137
Operating lease liabilities, current	86,258	55,139
Operating lease liabilities, non-current	1,542,895	709,998
Total
Within 1 year	983,730	632,486
After 1 year but within 2 years	1,145,216	508,708
After 2 years but within 3 years	1,125,965	536,839
After 3 years but within 4 years	1,180,330	547,460
After 4 years but within 5 years	1,193,226	560,137
After 5 years	10,355,933	6,949,743
Total undiscounted lease payments	15,984,400	9,735,373
Less: total future interest	(5,955,030)	(3,987,515)
Less: estimated construction costs	(47,924)	(9,127)
Present value of lease and other financing obligations	9,981,446	5,738,731
Current Portion	340,670	277,612
Non-current portion	9,640,776	¥ 5,461,119
Other disclosures
Total future lease payments for additional leases that have not yet commenced, primarily for data center buildings	¥ 279,376
Data center building leases | Minimum
Other disclosures
Lease terms	1 year
Data center building leases | Maximum
Other disclosures
Lease terms	20 years